Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	ARGENTINA — 5.6%
67,960	YPF S.A. - ADR *	$2,704,128
	BRAZIL — 4.1%
111,410	NU Holdings Ltd. - Class A *	1,977,528
	CANADA — 3.6%
138,015	Ivanhoe Mines Ltd. - Class A *	1,745,332
	GERMANY — 21.2%
34,505	BASF S.E.	1,870,726
45,934	Commerzbank A.G.	1,888,178
33,780	Deutsche Post A.G.	1,889,338
1,110	Rheinmetall A.G.	2,352,012
7,280	Siemens A.G.	2,201,050
		10,201,304
	GREECE — 3.8%
374,740	Eurobank S.A.	1,831,411
	INDIA — 4.1%
159,990	360 ONE WAM Ltd.	1,973,607
	JAPAN — 9.0%
58,270	Komatsu Ltd.	2,230,297
116,850	Mitsubishi UFJ Financial Group, Inc.	2,116,197
		4,346,494
	MEXICO — 3.8%
166,160	Grupo Mexico S.A.B. de C.V.	1,845,007
	NETHERLANDS — 4.3%
2,480	Argenx S.E. *	2,085,690
	NORWAY — 4.5%
72,850	Aker BP A.S.A.	2,144,551
	PHILIPPINES — 4.7%
204,750	International Container Terminal Services, Inc.	2,242,616
	SWITZERLAND — 4.8%
48,420	UBS Group A.G.	2,290,865
	TAIWAN — 8.8%
76,850	Taiwan Semiconductor Manufacturing Co., Ltd.	4,249,493
	UNITED KINGDOM — 9.2%
22,161	AstraZeneca PLC - ADR	2,055,876
42,370	TechnipFMC PLC	2,360,856
		4,416,732

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 6.6%
1,490	MercadoLibre, Inc. *	$3,200,207
	Total Common Stocks
	(Cost $38,683,343)	47,254,965

Principal Amount
	SHORT-TERM INVESTMENTS — 4.5%
$2,167,337	MSILF Treasury Port - Advisory, 3.27%[1]	2,167,337
	Total Short-Term Investments
	(Cost $2,167,337)	2,167,337
	TOTAL INVESTMENTS — 102.6%
	(Cost $40,850,680)	49,422,302
	Liabilities in Excess of Other Assets — (2.6)%	(1,270,743)
	TOTAL NET ASSETS — 100.0%	$48,151,559

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.